Equity-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Equity-based Compensation by Category [Line Items]
Allocated stock compensation expense	$ 1.9	$ 5.8	$ 3.2	$ 13.0	$ 15.5	$ 28.7	$ 14.0
Cost of Software License Fees and Subscriptions [Member]
Equity-based Compensation by Category [Line Items]
Allocated stock compensation expense		0.2		0.2	0.2
Cost of Product Updates and Support Fees [Member]
Equity-based Compensation by Category [Line Items]
Allocated stock compensation expense		0.2	0.1	0.6	0.5	0.4
Cost of Consulting Services and Other Fees [Member]
Equity-based Compensation by Category [Line Items]
Allocated stock compensation expense		0.3		0.3	0.3	3.0
Sales and Marketing [Member]
Equity-based Compensation by Category [Line Items]
Allocated stock compensation expense	0.4	1.7	0.7	3.5	3.5	9.7	5.9
Research and Development [Member]
Equity-based Compensation by Category [Line Items]
Allocated stock compensation expense	0.3	1.1	0.6	2.6	3.7	8.1	5.3
General and Administrative [Member]
Equity-based Compensation by Category [Line Items]
Allocated stock compensation expense	$ 1.2	$ 2.3	$ 1.8	$ 5.8	$ 7.3	$ 7.5	$ 2.8